Consolidated Statement of Cash Flows (OWP Ventures, Inc.) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (2,648,744)	$ (1,960,083)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	5,005
Debt discount amortization	125,000
Decrease (increase) in assets:
Other current assets	110,741
Increase (decrease) in liabilities:
Accounts payable	53,935
Accrued expenses	66,079
Net cash used in operating activities	(1,933,479)
Cash flows from investing activities
Purchase of fixed assets	(366,585)
Net cash used in investing activities	(366,585)
Cash flows from financing activities
Proceeds from convertible note payable	500,000
Proceeds from advances from shareholders
Proceeds from sale of common stock	1,950,000
Net cash provided by financing activities	2,243,602
Effect of exchange rate changes on cash	143,001
Net increase (decrease) in cash	86,539
Cash - beginning	125,846
Cash - ending	212,385	125,846	$ 125,846
Supplemental disclosures:
Interest paid	14,965
Income taxes paid
Non-cash financing transactions:
Beneficial conversion feature	125,000
OWP Ventures, Inc. [Member]
Cash flows from operating activities
Net loss			(1,959,982)
Minority interest in net loss			(101)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debts expense			50,000
Depreciation and amortization expense			1,961
Debt discount amortization			75,000
Stock issued for services			285,600
Decrease (increase) in assets:
Other current assets			131,488
Increase (decrease) in liabilities:
Accounts payable			123,870
Accrued expenses			23,667
Net cash used in operating activities			(1,268,497)
Cash flows from investing activities
Cash acquired in One World Pharma, Inc. investment			4,739
Investment in note receivable			(50,000)
Investment in One World Pharma, Inc.			(350,000)
Purchase of fixed assets			(358,400)
Net cash used in investing activities			(753,661)
Cash flows from financing activities
Proceeds from convertible note payable			300,000
Proceeds from advances from shareholders			514,141
Proceeds from notes payable			200,000
Proceeds from contributed capital			136,440
Proceeds from sale of common stock			1,001,513
Net cash provided by financing activities			2,152,094
Effect of exchange rate changes on cash			(4,090)
Net increase (decrease) in cash			125,846
Cash - beginning	$ 125,846
Cash - ending		$ 125,846	125,846
Supplemental disclosures:
Interest paid			310
Income taxes paid
Non-cash financing transactions:
Beneficial conversion feature			$ 75,000